UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22730

JNL Strategic Income Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2016 — March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Strategic Income Fund LLC (Unaudited)

Schedule of Investments

March 31, 2016

	Shares/Par†	Value
JNL/PPM America Strategic Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.8%
American Airlines Pass-Through Trust
5.60%, 07/15/20 (a)	$459,233	$463,825
4.95%, 01/15/23	210,039	224,725
American Express Credit Account Master Trust, 1.43%, 11/15/17	1,500,000	1,507,536
American Tower Trust I, 3.07%, 03/15/23 (a)	810,000	810,014
AmeriCredit Automobile Receivables Trust, 1.07%, 03/08/18	126,122	126,070
Ascentium Equipment Receivables LLC, 2.26%, 06/10/21 (a)	41,000	41,143
Banc of America Commercial Mortgage Trust REMIC, 5.74%, 07/10/17 (b)	303,619	314,682
Banc of America Re-REMIC Trust REMIC, 3.49%, 04/16/25 (a)	189,000	192,926
Continental Airlines Inc. Pass-Through Certificates, 6.13%, 04/29/18	504,000	529,830
Continental Airlines Inc. Pass-Through Trust, 4.00%, 10/29/24	233,213	240,209
Dell Equipment Finance Trust
1.30%, 03/23/20 (a)	112,000	111,614
1.81%, 03/23/20 (a)	82,000	81,680
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.70%, 04/12/17 (b)	436,876	448,795
Total Non-U.S. Government Agency Asset- Backed Securities (cost $5,062,627)		5,093,049

CORPORATE BONDS AND NOTES - 77.7%
CONSUMER DISCRETIONARY - 13.1%
24 Hour Holdings III LLC, 8.00%, 06/01/22 (a)	222,000	180,375
Beazer Homes USA, Inc., 5.75%, 06/15/19	358,000	316,830
Boyd Gaming Corp., 6.88%, 05/15/23	207,000	220,455
British Sky Broadcasting Group Plc, 3.75%, 09/16/24 (a)	256,000	264,301
CCO Holdings LLC, 5.88%, 05/01/27 (a)	300,000	306,000
CCO Safari II LLC
6.38%, 10/23/35 (a)	301,000	331,608
6.83%, 10/23/55 (a)	375,000	404,791
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (a) (c)	110,000	54,175
Churchill Downs Inc., 5.38%, 12/15/21 (a)	264,000	271,920
Comcast Corp., 3.38%, 08/15/25	163,000	173,460
Delphi Automotive Plc, 3.15%, 11/19/20	105,000	107,245
Delphi Corp., 5.00%, 02/15/23	163,000	171,557
DISH DBS Corp.
5.88%, 07/15/22	375,000	355,312
5.00%, 03/15/23	194,000	172,660
General Motors Co.
3.50%, 10/02/18	500,000	511,893
5.00%, 04/01/35	350,000	330,407
6.25%, 10/02/43	148,000	158,109
Gibson Brands Inc., 8.88%, 08/01/18 (a)	211,000	122,380
GLP Capital LP
4.38%, 11/01/18	100,000	102,750
5.38%, 11/01/23	100,000	100,000
Grupo Televisa SAB, 6.13%, 01/31/46	308,000	326,480
International Game Technology Plc, 5.63%, 02/15/20 (a)	200,000	207,500
KB Home
4.75%, 05/15/19	253,000	252,051
7.50%, 09/15/22	250,000	251,250
Landry’s Holdings II Inc, 10.25%, 01/01/18 (a)	150,000	149,250
Landry’s Inc., 9.38%, 05/01/20 (a)	145,000	152,250
Levi Strauss & Co., 5.00%, 05/01/25	100,000	101,000
Live Nation Entertainment Inc., 5.38%, 06/15/22 (a)	100,000	101,750
M/I Homes Inc., 6.75%, 01/15/21	550,000	540,375
MGM Resorts International, 6.75%, 10/01/20	1,000,000	1,082,000
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (a) (d)	318,000	327,540
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (a) (c)	201,000	154,895
Newell Rubbermaid Inc.
3.85%, 04/01/23 (e)	186,000	192,973
4.20%, 04/01/26 (e)	100,000	104,590
5.38%, 04/01/36 (e)	127,000	134,886
5.50%, 04/01/46 (e)	132,000	142,904
Numericable Group SA
4.88%, 05/15/19 (a)	364,000	362,180
5.38%, 05/15/22 (a), EUR	375,000	434,181
PVH Corp., 4.50%, 12/15/22	700,000	717,500
Sally Holdings LLC, 5.63%, 12/01/25	100,000	106,500
Schaeffler Holding Finance BV
3.25%, 05/15/19 (a), EUR	148,000	170,515
5.75%, 11/15/21 (a), EUR	124,000	151,335
3.50%, 05/15/22 (a), EUR	222,000	260,824
Scientific Games International Inc., 7.00%, 01/01/22 (a)	245,000	249,900
SES SA, 3.60%, 04/04/23	130,000	127,223
Sirius XM Radio Inc., 6.00%, 07/15/24 (a)	367,000	385,235
Starz LLC, 5.00%, 09/15/19	500,000	510,000
Taylor Morrison Communities Inc., 5.63%, 03/01/24 (a)	129,000	123,518
Tenneco Inc.
6.88%, 12/15/20	500,000	517,500
5.38%, 12/15/24	107,000	109,943
Time Warner Cable Inc., 6.75%, 06/15/39	65,000	73,176
Toll Brothers Finance Corp., 4.00%, 12/31/18	128,000	132,480
Wave Holdco LLC, 8.25%, 07/15/19 (a) (c)	149,435	145,699
WideOpenWest Finance LLC, 10.25%, 07/15/19	350,000	350,000
		13,805,631
CONSUMER STAPLES - 2.2%
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (a) (c)	507,000	515,239
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (a)	161,000	136,850
HJ Heinz Co.
3.95%, 07/15/25 (a)	241,000	256,719
5.00%, 07/15/35 (a)	144,000	158,849
5.20%, 07/15/45 (a)	205,000	229,437
JBS Investments GmbH, 7.25%, 04/03/24 (a)	311,000	285,343
Reynolds American Inc.
4.45%, 06/12/25	193,000	212,436
5.70%, 08/15/35	128,000	149,725
Tyson Foods Inc.
3.95%, 08/15/24	124,000	132,243
4.88%, 08/15/34	101,000	108,644
5.15%, 08/15/44	100,000	111,841
		2,297,326
ENERGY - 7.6%
Access Midstream Partners LP, 4.88%, 05/15/23	55,000	47,771
Antero Resources Corp., 5.13%, 12/01/22	79,000	71,495
Antero Resources Finance Corp., 5.38%, 11/01/21	421,000	386,267
BreitBurn Energy Partners LP, 7.88%, 04/15/22	295,000	29,500
California Resources Corp., 8.00%, 12/15/22 (a)	441,000	169,785

See accompanying Notes to Schedule of Investments.

	Shares/Par†	Value
Calumet Specialty Products Partners LP, 6.50%, 04/15/21	487,000	345,770
Chaparral Energy Inc., 7.63%, 11/15/22	500,000	94,375
Chesapeake Energy Corp., 8.00%, 12/15/22 (a)	186,000	91,140
CITGO Holding Inc., 10.75%, 02/15/20 (a)	441,000	427,770
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (a)	117,000	116,321
4.50%, 06/01/25 (a)	100,000	99,315
5.80%, 06/01/45 (a)	100,000	101,312
Concho Resources Inc., 5.50%, 04/01/23	318,000	311,640
Continental Resources Inc., 4.50%, 04/15/23	295,000	246,694
DCP Midstream LLC, 5.85%, 05/21/43 (a) (b)	336,000	173,880
Devon Energy Corp., 5.85%, 12/15/25	229,000	221,131
Energy Transfer Partners LP
4.75%, 01/15/26	223,000	204,542
4.90%, 03/15/35	145,000	114,827
5.15%, 03/15/45	119,000	92,528
6.13%, 12/15/45	250,000	224,443
EnLink Midstream Partners LP, 4.15%, 06/01/25	167,000	129,307
EnQuest Plc, 7.00%, 04/15/22 (a)	450,000	200,250
Enterprise Products Operating LLC
3.70%, 02/15/26	191,000	189,634
4.95%, 10/15/54	173,000	150,194
EP Energy LLC, 6.38%, 06/15/23	229,000	105,340
Exxon Mobil Corp., 3.04%, 03/01/26	326,000	333,806
Halcon Resources Corp.
8.63%, 02/01/20 (a)	100,000	71,000
12.00%, 02/15/22 (f) (g)	44,000	29,260
Halliburton Co.
3.38%, 11/15/22	275,000	279,936
3.80%, 11/15/25	138,000	138,083
5.00%, 11/15/45	95,000	93,162
Ithaca Energy Inc., 8.13%, 07/01/19 (f) (g)	232,000	145,000
Jupiter Resources Inc., 8.50%, 10/01/22 (a)	150,000	79,500
Kinder Morgan Energy Partners LP, 5.00%, 08/15/42	120,000	100,085
MPLX LP, 5.50%, 02/15/23 (f) (g)	250,000	242,077
Oneok Inc., 7.50%, 09/01/23	253,000	246,675
Petrobras Global Finance BV, 4.38%, 05/20/23	336,000	245,179
Regency Energy Partners LP
5.88%, 03/01/22	442,000	429,607
5.00%, 10/01/22	151,000	141,983
Rice Energy Inc., 7.25%, 05/01/23	100,000	87,500
Sanchez Energy Corp., 7.75%, 06/15/21	44,000	25,300
Seadrill Ltd., 6.13%, 09/15/17 (a) (h)	114,000	45,885
SM Energy Co., 6.13%, 11/15/22	215,000	157,488
Spectra Energy Partners LP
3.50%, 03/15/25	328,000	316,938
4.50%, 03/15/45	280,000	248,506
Transocean Inc.
7.13%, 12/15/21 (e)	260,000	175,500
4.30%, 10/15/22 (e)	57,000	31,493
		8,009,194
FINANCIALS - 28.1%
Abbey National Treasury Services Plc, 2.50%, 03/14/19	600,000	606,930
ABN AMRO Bank NV, 2.45%, 06/04/20 (a)	602,000	605,809
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	175,000	179,375
4.50%, 05/15/21	150,000	153,281
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (a)	350,000	434,568
Ally Financial Inc., 5.75%, 11/20/25	550,000	537,625
American Tower Corp., 3.30%, 02/15/21	342,000	348,007
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	331,000	348,096
4.70%, 02/01/36	276,000	298,344
4.90%, 02/01/46	544,000	607,828
Bank of America Corp.
6.25% (callable at 100 beginning 09/05/24) (d)	205,000	200,900
6.30% (callable at 100 beginning 03/10/26 (d)	317,000	327,271
6.50% (callable at 100 beginning 10/23/24) (d)	156,000	161,023
3.30%, 01/11/23	253,000	255,199
4.20%, 08/26/24	688,000	700,442
3.95%, 04/21/25	340,000	338,630
Barclays Bank Plc
7.63%, 11/21/22	250,000	268,750
7.75%, 04/10/23 (b)	235,000	246,750
Barclays Plc
8.00% (callable at 100 beginning 12/15/20) (d), EUR	400,000	439,230
8.25% (callable at 100 beginning 12/15/18) (d) (i)	650,000	648,680
4.38%, 01/12/26	207,000	203,133
BlackRock Inc., 3.38%, 06/01/22	220,000	234,680
BNP Paribas SA
7.37% (callable at 100 beginning 08/19/25) (a) (d)	200,000	193,500
7.63% (callable at 100 beginning 03/31/21) (d) (f) (g)	244,000	245,220
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (f) (g)	124,000	86,800
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (d)	600,000	589,500
6.13% (callable at 100 beginning 11/15/20) (d)	550,000	551,358
CME Group Inc., 3.00%, 03/15/25	300,000	304,170
Credit Agricole SA, 8.12%, (callable at 100 beginning 12/23/25) (a) (d)	381,000	380,078
Credit Suisse AG, 6.50%, 08/08/23 (a)	744,000	799,800
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (a) (d)	490,000	481,915
Daimler Finance North America LLC, 2.25%, 03/02/20 (a)	800,000	805,241
Discover Financial Services, 3.95%, 11/06/24	160,000	158,190
Financiere Gaillon 8 SAS, 7.00%, 09/30/19 (a), EUR	517,000	608,298
Five Corners Funding Trust, 4.42%, 11/15/23 (a)	516,000	541,080
Ford Motor Credit Co. LLC, 2.24%, 06/15/18	500,000	499,824
General Electric Capital Corp., 6.75%, 03/15/32	200,000	273,288
General Motors Financial Co. Inc., 3.10%, 01/15/19	428,000	435,340
GFI Group Inc., 8.63%, 07/19/18 (e)	275,000	291,500
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (d)	460,000	445,050
4.00%, 03/03/24	323,000	338,802
4.25%, 10/21/25	536,000	544,833
6.75%, 10/01/37	225,000	267,761
5.15%, 05/22/45	359,000	364,802
Hospitality Properties Trust, 4.50%, 03/15/25	267,000	256,863
HSBC Holdings Plc
5.63% (callable at 100 beginning 01/17/20) (d) (i)	266,000	255,520
6.37% (callable at 100 beginning 03/30/25) (d) (i)	496,000	468,720
HSBC USA Inc., 2.35%, 03/05/20	250,000	247,548

See accompanying Notes to Schedule of Investments.

	Shares/Par†	Value
Icahn Enterprises LP, 4.88%, 03/15/19	231,000	221,760
International Lease Finance Corp.
7.13%, 09/01/18 (a)	500,000	545,000
4.63%, 04/15/21	206,000	211,150
Intesa Sanpaolo SpA, 5.02%, 06/26/24 (a)	700,000	655,756
Invesco Finance Plc, 3.13%, 11/30/22	370,000	377,595
Janus Capital Group Inc., 4.88%, 08/01/25	172,000	183,109
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (d)	550,000	551,375
7.90% (callable at 100 beginning 04/30/18) (d)	430,000	430,000
3.20%, 01/25/23	350,000	359,565
Liberty Mutual Group Inc.
4.25%, 06/15/23 (a)	34,000	35,054
4.85%, 08/01/44 (a)	111,000	106,205
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24 (a)	500,000	515,633
Morgan Stanley
4.88%, 11/01/22	400,000	434,912
4.10%, 05/22/23	330,000	340,429
3.88%, 04/29/24	175,000	183,629
4.00%, 07/23/25	165,000	172,606
4.35%, 09/08/26	87,000	89,573
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (b)	513,000	494,096
Prologis International Funding II, 4.88%, 02/15/20 (a)	440,000	468,808
Prudential Financial Inc., 5.87%, 09/15/42 (b)	205,000	214,225
Royal Bank of Scotland Group Plc
7.50% (callable at 100 beginning 08/10/20) (d) (i)	327,000	304,110
8.00% (callable at 100 beginning 08/10/25) (d) (i)	200,000	190,700
6.13%, 12/15/22	175,000	185,683
6.10%, 06/10/23	382,000	391,374
6.00%, 12/19/23	147,000	148,933
5.13%, 05/28/24	326,000	313,530
Santander UK Plc, 5.00%, 11/07/23 (a)	200,000	202,981
Shell International Finance BV, 3.25%, 05/11/25	258,000	260,117
Stena AB, 7.00%, 02/01/24 (a)	233,000	193,099
Thames Water Kemble Finance Plc, 7.75%, 04/01/19, GBP	200,000	315,974
WEA Finance LLC, 3.25%, 10/05/20 (a)	440,000	449,607
Wells Fargo & Co.
5.87% (callable at 100 beginning 06/15/25) (d)	212,000	226,374
4.48%, 01/16/24	128,000	139,109
4.10%, 06/03/26	150,000	157,037
4.30%, 07/22/27	300,000	318,475
4.90%, 11/17/45	162,000	173,759
Westpac Banking Corp., 2.60%, 11/23/20	445,000	454,548
		29,595,442
HEALTH CARE - 5.6%
AbbVie Inc.
2.90%, 11/06/22	184,000	187,305
4.70%, 05/14/45	213,000	226,564
Actavis Funding SCS
3.85%, 06/15/24	192,000	201,319
4.75%, 03/15/45	256,000	271,184
Becton Dickinson and Co.
3.73%, 12/15/24	100,000	106,504
4.69%, 12/15/44	111,000	119,933
Capsugel SA, 7.00%, 05/15/19 (a) (c)	280,000	281,400
Centene Escrow Corp., 6.13%, 02/15/24 (a)	184,000	193,660
Concordia Healthcare Corp., 7.00%, 04/15/23 (a)	100,000	85,750
DJO Finco LLC, 8.13%, 06/15/21 (a)	100,000	88,500
Endo Finance LLC, 6.00%, 07/15/23 (a)	200,000	188,250
Gilead Sciences Inc.
4.80%, 04/01/44	325,000	357,206
4.50%, 02/01/45	152,000	161,086
HCA Holdings Inc., 6.25%, 02/15/21	1,000,000	1,075,000
HCA Inc., 3.75%, 03/15/19	312,000	319,613
IASIS Healthcare LLC, 8.38%, 05/15/19	400,000	394,500
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/52	300,000	299,573
Tenet Healthcare Corp.
5.00%, 03/01/19	421,000	416,264
8.13%, 04/01/22	137,000	140,550
6.75%, 06/15/23	149,000	142,668
Valeant Pharmaceuticals International Inc.
5.88%, 05/15/23 (a)	295,000	231,206
6.13%, 04/15/25 (a)	91,000	70,070
WellCare Health Plans Inc., 5.75%, 11/15/20	398,000	411,930
		5,970,035
INDUSTRIALS - 4.5%
Aircastle Ltd.
4.63%, 12/15/18	110,000	113,575
5.00%, 04/01/23	100,000	100,500
Bombardier Inc.
5.50%, 09/15/18 (a)	138,000	126,960
4.75%, 04/15/19 (a)	539,000	467,582
6.13%, 01/15/23 (a)	257,000	194,678
7.50%, 03/15/25 (a)	222,000	168,720
Dematic SA, 7.75%, 12/15/20 (a)	227,000	224,163
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (a)	198,000	198,000
9.75%, 05/01/20 (a)	203,000	146,160
General Electric Co., 5.00%, (callable at 100 beginning 01/21/21) (d)	1,439,000	1,482,170
International Lease Finance Corp., 5.88%, 04/01/19	500,000	528,125
Lockheed Martin Corp.
4.50%, 05/15/36	193,000	207,654
4.70%, 05/15/46	164,000	183,429
Masco Corp., 3.50%, 04/01/21	270,000	272,025
Penske Truck Leasing Co. LP, 4.88%, 07/11/22 (a)	75,000	80,104
US Airways Group Inc., 6.13%, 06/01/18	225,000	234,562
		4,728,407
INFORMATION TECHNOLOGY - 1.9%
Ancestry.com Inc., 9.63%, 10/15/18 (a) (c)	70,000	70,000
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (a)	155,000	152,543
6.35%, 10/15/45 (a)	285,000	280,159
SunGard Availability Services Capital Inc., 8.75%, 04/01/22 (a)	262,000	148,030
Visa Inc.
2.80%, 12/14/22	375,000	391,476
4.15%, 12/14/35	194,000	208,525
4.30%, 12/14/45	288,000	315,172
Western Digital Corp., 10.50%, 04/01/24 (f) (g)	400,000	401,000
		1,966,905
MATERIALS - 5.3%
Anglo American Plc, 3.63%, 05/14/20 (a)	181,000	154,867
Ardagh Packaging Finance Plc
3.63%, 12/15/19 (a) (b)	600,000	591,000
9.13%, 10/15/20 (a)	225,000	232,875
Barrick Gold Corp., 4.10%, 05/01/23	67,000	65,273

See accompanying Notes to Schedule of Investments.

	Shares/Par†	Value
Cemex Finance LLC
9.38%, 10/12/22 (a)	750,000	829,687
6.00%, 04/01/24 (a)	200,000	189,000
Cemex SAB de CV, 6.50%, 12/10/19 (a)	289,000	297,309
Crown Americas LLC, 4.50%, 01/15/23	195,000	198,900
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (a)	450,000	429,750
9.75%, 03/01/22 (a)	100,000	99,750
Freeport-McMoRan Copper & Gold Inc.
3.88%, 03/15/23	33,000	22,576
4.55%, 11/14/24	440,000	300,300
5.40%, 11/14/34	786,000	481,425
5.45%, 03/15/43	77,000	46,585
INEOS Group Holdings SA, 6.50%, 08/15/18 (a), EUR	167,000	193,830
Methanex Corp., 5.65%, 12/01/44	157,000	126,847
Platform Specialty Products Corp., 10.38%, 05/01/21 (a)	100,000	96,750
PSPC Escrow Corp., 6.00%, 02/01/23 (a), EUR	325,000	308,798
Rain CII Carbon LLC, 8.25%, 01/15/21 (a)	350,000	248,500
Samarco Mineracao SA, 4.13%, 11/01/22 (a)	110,000	65,725
Sealed Air Corp., 4.88%, 12/01/22 (a)	121,000	125,840
Teck Resources Ltd., 3.75%, 02/01/23	176,000	116,051
Trinseo Materials Operating SCA, 6.38%, 05/01/22 (a), EUR	300,000	344,703
		5,566,341
TELECOMMUNICATION SERVICES - 5.0%
AT&T Inc.
4.50%, 05/15/35	241,000	238,038
4.75%, 05/15/46	91,000	88,792
CenturyLink Inc., 7.50%, 04/01/24	100,000	100,125
Frontier Communications Corp.
7.13%, 03/15/19	350,000	359,625
10.50%, 09/15/22 (a)	115,000	117,875
11.00%, 09/15/25 (a)	115,000	115,575
Hughes Satellite Systems Corp., 6.50%, 06/15/19	180,000	198,450
SES Global Americas Holdings GP, 5.30%, 03/25/44 (a)	248,000	227,338
Sprint Capital Corp., 6.90%, 05/01/19	350,000	302,750
Sprint Corp., 7.13%, 06/15/24	216,000	160,380
Sprint Nextel Corp., 7.00%, 03/01/20 (a)	350,000	350,000
T-Mobile USA Inc.
6.00%, 03/01/23	185,000	189,625
6.50%, 01/15/26	130,000	135,038
Verizon Communications Inc.
4.50%, 09/15/20	350,000	387,114
6.40%, 09/15/33	12,000	14,763
4.27%, 01/15/36	577,000	574,248
6.55%, 09/15/43	9,000	11,838
4.86%, 08/21/46	185,000	195,144
5.01%, 08/21/54	304,000	305,076
4.67%, 03/15/55	265,000	254,400
Virgin Media Secured Finance Plc, 5.13%, 01/15/25 (a), GBP	500,000	694,927
Wind Acquisition Finance SA, 4.00%, 07/15/20 (a), EUR	250,000	281,986
		5,303,107
UTILITIES - 4.4%
AES Corp.
3.64%, 06/01/19 (b)	125,000	120,625
5.50%, 04/15/25	275,000	265,375
Brooklyn Union Gas Co., 3.41%, 03/10/26 (a)	329,000	340,195
Dynegy Inc., 6.75%, 11/01/19	100,000	99,500
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (a) (d)	307,000	280,905
Enel SpA, 8.75%, 09/24/73 (f) (g)	395,000	439,438
Exelon Corp.
3.95%, 06/15/25 (a)	194,000	201,148
5.10%, 06/15/45 (a)	161,000	175,329
FirstEnergy Corp.
4.25%, 03/15/23 (e)	162,000	168,693
7.38%, 11/15/31	125,000	153,989
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (a)	187,000	194,957
GenOn Energy Inc., 9.50%, 10/15/18	250,000	182,500
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	100,000	123,831
Oglethorpe Power Corp., 4.55%, 06/01/44	286,000	284,607
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22	275,000	297,292
2.95%, 04/01/25	350,000	345,998
Pacific Gas & Electric Co., 4.30%, 03/15/45	221,000	238,078
RJS Power Holdings LLC, 4.63%, 07/15/19 (a)	375,000	325,313
Southern Water Greensands Financing Plc, 8.50%, 04/15/19, GBP	175,000	277,870
Talen Energy Corp., 6.50%, 06/01/25	100,000	83,000
Wisconsin Energy Corp., 3.55%, 06/15/25	100,000	103,933
		4,702,576
Total Corporate Bonds and Notes (cost $85,247,711)		81,944,964

VARIABLE RATE SENIOR LOAN INTERESTS - 3.8% (b)
CONSUMER DISCRETIONARY - 1.0%
AMAYA Holdings BV 1st Lien Term Loan, 5.00%, 07/29/21	404,890	371,200
AMAYA Holdings BV 2nd Lien Term Loan, 8.00%, 07/28/22	23,625	22,906
CCO Safari III LLC Term Loan H, 3.25%, 07/23/23	83,000	82,712
CCO Safari III LLC Term Loan I, 3.50%, 01/23/23	50,000	50,014
Cowlitz Tribal Gaming Authority Term Loan, 11.50%, 12/01/21 (j)	390,000	364,650
PetSmart Inc. Term Loan B-1, 4.25%, 03/10/22	100,243	99,766
Schaeffler AG Term Loan B, 4.25%, 05/15/20	50,769	50,909
		1,042,157
CONSUMER STAPLES - 0.2%
Maple Holdings Acquisition Corp. Term Loan B, 5.25%, 02/09/23	94,667	94,509
Pinnacle Foods Finance LLC Incremental Term Loan I, 3.75%, 01/15/23	92,000	92,282
		186,791
ENERGY - 0.8%
Arch Coal Inc. Term Loan B, 7.50%, 05/14/18 (g) (k) (l)	483,737	170,720
CITGO Holding Inc. Term Loan B, 9.50%, 05/09/18	198,000	197,814
EFS Cogen Holdings I LLC Term Loan B, 3.75%, 12/01/20	70,843	69,691
Energy Future Intermediate Holding Co. LLC DIP Term Loan, 4.25%, 04/28/16	248,749	248,273
Fieldwood Energy LLC 1st Lien Term Loan, 3.88%, 09/28/18	89,132	60,127
Seventy Seven Operating LLC Term Loan B, 3.75%, 06/18/21	98,500	63,471
		810,096
HEALTH CARE - 0.1%
Acadia HealthCare Co. Inc. Term Loan B-2, 4.50%, 02/16/23	40,000	40,083

See accompanying Notes to Schedule of Investments.

	Shares/Par†	Value
Valeant Pharmaceuticals International Inc. Term Loan B, 4.00%, 03/13/22	80,394	75,806
		115,889
INDUSTRIALS - 0.4%
Gol LuxCo SA 1st Lien Term Loan, 6.50%, 08/18/20	400,000	398,000

INFORMATION TECHNOLOGY - 0.3%
Western Digital Corp. Term Loan B, 5.50%, 03/29/23	294,000	290,234

MATERIALS - 0.7%
FMG Resources (August 2006) Pty Ltd. Term Loan B, 4.25%, 06/30/19	483,863	407,519
GCP Applied Technologies Inc. Term Loan B, 5.25%, 02/01/22	120,000	120,000
Kraton Polymers LLC Term Loan B, 6.00%, 01/06/22	200,000	188,350
		715,869
TELECOMMUNICATION SERVICES - 0.2%
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	275,000	274,956

UTILITIES - 0.1%
Texas Competitive Electric Holdings Co. LLC DIP Term Loan, 3.75%, 05/05/16	141,089	140,684
Total Variable Rate Senior Loan Interests (cost $4,441,333)		3,974,676

GOVERNMENT AND AGENCY OBLIGATIONS - 5.8%
GOVERNMENT SECURITIES - 0.3%
Municipals - 0.3%
Port Authority of New York & New Jersey, 4.46%, 10/01/62	320,000	334,602
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 5.5%
Federal Home Loan Mortgage Corp. - 0.9%
Federal Home Loan Mortgage Corp.
3.00%, 05/15/31, TBA (m)	534,000	557,279
4.00%, 11/01/40	418,110	447,517
		1,004,796
Federal National Mortgage Association - 3.2%
Federal National Mortgage Association
3.00%, 05/01/30 - 05/01/43	414,570	427,631
4.00%, 03/01/42 - 04/01/45	557,955	599,427
4.50%, 12/01/43 - 08/01/44	400,349	435,637
3.50%, 12/01/45	1,261,712	1,323,806
3.50%, 04/15/46, TBA (m)	85,000	89,142
4.00%, 04/15/46, TBA (m)	278,000	297,114
4.50%, 04/15/46, TBA (m)	148,000	161,035
3.00%, 05/15/46, TBA (m)	51,000	52,226
		3,386,018
Government National Mortgage Association - 1.4%
Government National Mortgage Association
5.00%, 01/20/43	506,260	563,392
3.00%, 07/20/45	383,294	397,770
3.50%, 05/15/46, TBA (m)	463,000	488,465
		1,449,627
Total Government and Agency Obligations (cost $6,086,290)		6,175,043

PREFERRED STOCKS - 0.3%
ENERGY - 0.3%
NuStar Logistics LP, 7.63%, (callable at 25 beginning 01/15/18)	13,000	293,800
Total Preferred Stocks (cost $325,000)		293,800

INVESTMENT COMPANIES - 0.4%
PIMCO Dynamic Credit Income Fund	1,500	26,160
SPDR Barclays High Yield Bond ETF	10,300	352,775
Total Investment Companies (cost $377,116)		378,935

SHORT TERM INVESTMENTS - 7.3%
Investment Company - 7.3%
JNL Money Market Fund, 0.29% (n) (o)	7,697,876	7,697,876
Total Short Term Investments (cost $7,697,876)		7,697,876
Total Investments - 100.1% (cost $109,237,953)		105,558,343
Other Assets and Liabilities, Net - (0.1%)		(117,771)
Total Net Assets - 100.0%		$105,440,572

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended (“1933 Act”), to be liquid based on procedures approved by the Company’s Board of Managers (“Board”). As of March 31, 2016, the aggregate value of these liquid securities was $29,104,219 which represented 27.6% of net assets.

(b)	Variable rate security. Rate stated was in effect as of March 31, 2016.
(c)	Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.
(d)	Perpetual security.
(e)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(f)	Security is restricted to resale to institutional investors. See Restricted Securities in the Notes to Schedule of Investments.
(g)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.
(h)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of March 31, 2016.
(i)	Convertible security.
(j)

Security fair valued in good faith in accordance with the procedures approved by the Board. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Schedule of Investments.

(k)	Security is in default relating to principal, dividends and/or interest.
(l)	Non-income producing security.
(m)	All or a portion of the investment was purchased on a delayed delivery basis. As of March 31, 2016 the total cost of investments purchased on a delayed delivery basis was $1,637,003.
(n)	Investment in affiliate.
(o)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2016.

See accompanying Notes to Schedule of Investments.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Schedule of Investments

March 31, 2016

Currencies:

EUR - European Currency Unit (Euro)
GBP - British Pound

Abbreviations:

ABS - Asset-Backed Security
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced (Securities purchased on a delayed delivery basis)

Restricted Securities - The JNL/PPM America Strategic Income Fund (“Fund”) invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of March 31, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
BNP Paribas SA, 7.63%, (callable at 100 beginning 03/31/21)	03/24/2016	$244,000	$245,220	0.2%
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18	09/23/2013	124,000	86,800	0.1
Enel SpA, 8.75%, 09/24/73	09/18/2013	391,908	439,438	0.4
Halcon Resources Corp., 12.00%, 02/15/22	12/29/2014	106,453	29,260	—
Ithaca Energy Inc., 8.13%, 07/01/19	06/30/2014	232,000	145,000	0.1
MPLX LP, 5.50%, 02/15/23	12/23/2014	260,019	242,077	0.2
Western Digital Corp., 10.50%, 04/01/24	03/31/2016	400,000	401,000	0.4
		$1,758,380	$1,588,795	1.4%

Schedule of Open Futures Contracts

	Expiration	Contracts Short	Unrealized Appreciation/ (Depreciation)
Euro FX Currency Future	June 2016	(1)	$(4,720)
U.S. Treasury Long Bond Future	June 2016	(19)	13,599
U.S. Treasury Note Future, 10-Year	June 2016	(40)	(2,562)
U.S. Treasury Note Future, 2-Year	June 2016	(3)	(4)
U.S. Treasury Note Future, 5-Year	June 2016	(18)	(4,634)
Ultra Long Term U.S. Treasury Bond Future	June 2016	(27)	37,722
			$39,401

Security Valuation - Under the JNL Strategic Income Fund LLC’s (“JNL Strategic Fund” or “Company”) valuation policy and procedures, the Company’s Board of Managers (“Board” or “Managers”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management LLC’s (“JNAM” or “Adviser”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Company and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of the Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Sub-Adviser, a broker/dealer or widely used quotation system.  Futures contracts traded on an exchange are generally valued at the exchange’s settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may

JNL Strategic Income Fund LLC (Unaudited)

Notes to Schedule of Investments

March 31, 2016

require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of the Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments in securities and other financial instruments as of March 31, 2016 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency ABS	$—	$5,093,049	$—	$5,093,049
Corporate Bonds and Notes	—	81,944,964	—	81,944,964
Variable Rate Senior Loan Interests	—	3,610,026	364,650	3,974,676
Government and Agency Obligations	—	6,175,043	—	6,175,043
Preferred Stocks	293,800	—	—	293,800
Investment Companies	378,935	—	—	378,935
Short Term Investments	7,697,876	—	—	7,697,876
Fund Total	$8,370,611	$96,823,082	$364,650	$105,558,343

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$51,321	$—	$—	$51,321

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$(11,920)	$—	$—	$(11,920)

(1) Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Schedule of Investments

March 31, 2016

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Fund recognizes transfers between levels as of the beginning of the period for financial reporting purposes.  There were no significant transfers into or out of Level 1, 2 or 3 for the period.  There were no Level 3 valuations for which significant unobservable valuation inputs were developed at March 31, 2016.

Investments in Affiliates - During the period ended March 31, 2016, the Fund invested in a money market fund, which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Fund and its affiliates and is not available for direct purchase by members of the public.  The Fund’s investment in JNL Money Market Fund on December 31, 2015 and March 31, 2016 was $4,227,506 and $7,697,876, respectively.  During the period ended March 31, 2016, dividend income received from this investment was $2,507 and there was no realized gain or loss relating to transactions in this investment.

Income Tax Matters - Under the Investment Company Act of 1940, as amended, the assets of the Fund will not be chargeable with liabilities of any other future series of JNL Strategic Fund.  Until JNL Strategic Fund organizes a new series, it and the Fund will be treated as a single entity for federal tax purposes.  Moreover, so long as that entity is a limited liability company (with a sole series) whose interest are held only by The Prudential Assurance Company Limited (“Sole Member”), it will be disregarded as an entity separate from the latter for those purposes.  JNL Strategic Fund expects that substantially all of the Fund’s income will qualify as portfolio interest or capital gains, neither of which will be subject to federal income or withholding tax if its Sole Member is a non-U.S. person that is not otherwise engaged in the conduct of a trade or business in the United States of America.

For additional information on the Fund’s policies regarding valuation of investments and other significant accounting matters, please refer to the Fund’s most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

The certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Strategic Income Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 27, 2016

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	May 27, 2016

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.